Summary of contract assets (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Contract Assets	₨ 11	₨ 626